CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Capital surplus	Retained earnings	Treasury stock	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2016	$ 5,197,957	$ 1,040	$ 50,160	$ 4,255,022	$ 1,220,307	$ (8,286)	$ (320,286)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income	107,681				107,681
Issuance of stock	6,947	2		6,945
Dividends declared:
Common stock	(102,136)				(102,136)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(77,420)			4,518		(81,938)
Common stock reissuance	69			(13)		82
Stock based compensation	4,896			4,896
Other comprehensive loss, net of tax	(30,366)						(30,366)
Transfer to statutory reserve	0			27,135	(27,135)
Ending Balance at Dec. 31, 2017	5,103,905	1,042	50,160	4,298,503	1,194,994	(90,142)	(350,652)
Increase Decrease In Stockholders Equity [Roll Forward]
Cumulative effect of accounting change	1,935				1,935
Net income	618,158				618,158
Issuance of stock	3,341	1		3,340
Dividends declared:
Common stock	(101,293)				(101,293)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(127,465)			(86)		(127,379)
Common stock reissuance	3,927			351		3,576
Stock based compensation	13,594			5,158		8,436
Other comprehensive loss, net of tax	(77,322)						(77,322)
Transfer to statutory reserve	0			58,340	(58,340)
Ending Balance at Dec. 31, 2018	5,435,057	1,043	50,160	4,365,606	1,651,731	(205,509)	(427,974)
Increase Decrease In Stockholders Equity [Roll Forward]
Cumulative effect of accounting change	4,905				4,905
Net income	671,135				671,135
Issuance of stock	3,497	1		3,496
Dividends declared:
Common stock	(116,022)				(116,022)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(256,012)			15,740		(271,752)
Common stock reissuance	5,222			374		4,848
Stock based compensation	14,684			2,085		12,599
Other comprehensive loss, net of tax	258,036						258,036
Transfer to statutory reserve	0			60,111	(60,111)
Ending Balance at Dec. 31, 2019	$ 6,016,779	$ 1,044	$ 50,160	$ 4,447,412	$ 2,147,915	$ (459,814)	$ (169,938)